UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                            811-21940

                                                                                                              EIP Investment Trust
   (Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC
 10 Wright Street
                                                                                                          Westport, CT 06880
(Address of principal executive offices) (Zip code)

Linda Longville
c/o Energy Income Partners, LLC
10 Wright Street
                                                                                                              Westport, CT 06880
(Name and address of agent for service)

Registrant’s telephone number, including area code:    203-349-8232

Date of fiscal year end:   December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EIP Growth and Income Fund		March 31, 2018
Schedule of Investments (unaudited)

Shares		Value
MASTER LIMITED PARTNERSHIPS - 44.20%
	Consumer Cyclicals - 2.56%
21,650	AmeriGas Partners, LP	$865,350
40,090	Westlake Chemical Partners, LP	896,012
		1,761,362
	Energy - 41.64%
9,590	Alliance Resource Partners, LP	169,263
32,532	BP Midstream Partners, LP	580,371
3,650	Buckeye Partners, LP	136,473
11,360	Dominion Energy Midstream Partners, LP	174,376
250,258	Enterprise Products Partners, LP	6,126,316
43,670	EQT Midstream Partners, LP	2,577,840
103,458	Holly Energy Partners, LP	2,852,337
44,770	Magellan Midstream Partners, LP	2,612,330
95,100	NextEra Energy Partners, LP (a)	3,803,049
58,490	Phillips 66 Partners, LP	2,794,652
30,800	Shell Midstream Partners, LP	648,340
54,624	Spectra Energy Partners, LP	1,837,551
71,372	TC PipeLines, LP	2,475,895
8,210	TransMontaigne Partners, LP	293,836
4,360	Valero Energy Partners, LP	154,475
38,920	Williams Partners, LP	1,340,016
		28,577,120
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $33,893,807)	30,338,482

UNITED STATES COMMON STOCKS - 37.27%
	Energy - 16.40%
290,626	Enbridge Energy Management, LLC (b)	2,656,321
16,080	Enbridge, Inc.	506,038
56,260	Kinder Morgan, Inc.	847,276
52,012	ONEOK, Inc.	2,960,523
5,170	Targa Resources Corp.	227,480
60,100	The Williams Companies, Inc.	1,494,086
62,050	TransCanada Corp.	2,563,285
		11,255,009
	Financial - 1.32%
3,110	CorEnergy Infrastructure Trust, Inc., REIT	116,749
40,670	InfraREIT, Inc., REIT	790,218
		906,967
	Utilities - 19.55%
17,980	Alliant Energy Corp.	734,663
21,900	American Electric Power Co., Inc.	1,502,121
20,370	CMS Energy Corp.	922,557
11,850	Duke Energy Corp.	918,019
2,220	Edison International	141,325
2,840	Eversource Energy	167,333
50,970	Exelon Corp.	1,988,340
22,939	National Grid PLC, Sponsored ADR	1,294,448
10,940	NextEra Energy, Inc.	1,786,830
12,150	PPL Corp.	343,724
26,930	Public Service Enterprise Group, Inc.	1,352,963
15,710	The Southern Co.	701,609
7,600	UGI Corp.	337,592
11,570	WEC Energy Group, Inc.	725,439
10,940	Xcel Energy, Inc.	497,551
		13,414,514
	TOTAL UNITED STATES COMMON STOCKS (Cost $27,902,452)	25,576,490

CANADIAN COMMON STOCKS - 9.37%
	Energy - 1.74%
32,560	Inter Pipeline Ltd.	565,096
24,330	Keyera Corp.	632,824
		1,197,920
	Utilities - 7.63%
15,180	Atco Ltd., Class I	487,560
16,140	Canadian Utilities Ltd., Class A	430,826
38,630	Emera, Inc.	1,222,152
66,500	Enbridge Income Fund Holdings, Inc.	1,441,130
33,650	Fortis, Inc.	1,135,901
31,880	Hydro One Ltd.	517,662
		5,235,231
	TOTAL CANADIAN COMMON STOCKS (Cost $7,024,003)	6,433,151

HONG KONG COMMON STOCKS - 2.46%
	Energy - 1.05%
79,210	Power Assets Holdings, Ltd., Sponsored ADR	720,019
	Industrial - 1.41%
23,190	Cheung Kong Infrastructure Holdings Ltd., ADR	966,096
	TOTAL HONG KONG COMMON STOCKS (Cost $1,679,130)	1,686,115

Par Value
UNITED STATES TREASURY OBLIGATIONS - 71.29%
	United States Treasury Notes - 71.29%
$49,750,000	1.750%, 12/31/2020 (c)	48,930,874
	TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $49,551,644)	48,930,874

Shares
SHORT TERM INVESTMENTS - 1.77%
	Money Market Funds - 1.77%
1,212,072	First American Treasury Obligations, Class Z
	Effective Yield, 1.51% (d)	1,212,072
	TOTAL SHORT TERM INVESTMENTS (Cost $1,212,072)	1,212,072

	Total Investments in Securities (Cost $121,263,108) - 166.36%	114,177,184
	Liabilities in Excess of Other Assets - (66.36)%	(45,543,760)
	NET ASSETS - 100.00%	$68,633,424

Percentages are stated as a percent of net assets.
(a)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short.
(d)	Seven-day yield as of March 31, 2018.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The amount of $150,000 in cash was segregated with the custodian to cover the following security sold short at March 31, 2018:
 BNP Paribas Prime Brokerage, Inc. is the counterparty to the below security sold short.

Schedule of Securities Sold Short (unaudited)

Par Value		Value
UNITED STATES TREASURY OBLIGATIONS - (71.21)%
	United States Treasury Notes - (71.21)%
$49,750,000	2.000%, 12/31/2021	$48,876,460
	TOTAL SECURITIES SOLD SHORT (Proceeds $49,670,622)	$48,876,460
	Percentages are stated as a percent of net assets.

The amount of $1,315,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at March 31, 2018:

Schedule of Total Return Swaps (unaudited)

Pay/Receive Total Return on Reference Entity	Long Total Return Equity Swaps	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)(2)
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/18/2018	$ 57,027	$ 403
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/19/2018	814	6
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/20/2018	1,630	11
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	4,074	28
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	8,147	57
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	74,139	522
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	17,109	120
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	42,363	299
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	12,222	85
Receive	American Water Works Co., Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	32,588	230
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/18/2018	114,057	3,761
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/19/2018	2,444	80
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/20/2018	3,259	108
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	8,962	294
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	16,294	537
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	138,498	4,563
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	32,588	1,074
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	92,877	3,059
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	24,441	805
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	65,176	2,148
Receive	Atmos Energy Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	8,374	50
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/18/2018	119,509	512
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/19/2018	3,516	14
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/20/2018	4,921	21
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	13,358	56
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	141,305	603
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	33,041	142
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	94,905	408
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	24,606	105
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	63,270	271
Receive	Chesapeake Utilities Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	7,148	(113)
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/18/2018	92,435	4,567
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/19/2018	1,680	83
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/20/2018	2,521	124
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	7,562	373
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	94,953	4,692
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	22,689	1,120
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	69,745	3,445
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	16,805	830
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	50,418	2,491
Receive	IDACORP, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	8,838	(11)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/18/2018	167,014	(12,974)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/19/2018	4,241	(329)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/20/2018	5,708	(443)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	16,962	(1,317)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	32,620	(2,534)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	277,268	(21,537)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	63,936	(4,967)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	176,310	(13,696)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	47,952	(3,726)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	177,779	(13,811)
Receive	Kinder Morgan, Inc.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	390,175	(28,652)
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/18/2018	130,180	2,913
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/19/2018	2,762	61
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/20/2018	3,551	79
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	10,258	228
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	19,725	440
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	166,086	3,709
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	38,662	863
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	106,515	2,381
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	28,799	643
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	78,900	1,763
Receive	New Jersey Resources Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	8,034	(14)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/19/2018	1,472	(41)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/20/2018	1,472	(41)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	4,907	(136)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	9,816	(270)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	80,981	(2,231)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	18,650	(513)

Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	55,952	(1,540)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	14,232	(393)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	39,264	(1,081)
Receive	Phillips 66 Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	68,590	(1,761)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	291,720	(524)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	96,492	(175)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	252,450	(455)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	26,928	(49)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	100,980	(182)
Receive	Sempra Energy	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	11,107	15
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/18/2018	133,044	(17,409)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/19/2018	2,661	(348)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/20/2018	3,387	(444)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	10,401	(1,361)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	19,352	(2,532)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	172,475	(22,568)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	39,672	(5,192)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	110,549	(14,467)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	29,511	(3,861)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	79,827	(10,445)
Receive	Shell Midstream Partners, LP	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	6,341	(26)
Receive	The Southern Co.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	07/19/2018	131,789	2,053
Receive	The Southern Co.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/19/2018	2,636	41
Receive	The Southern Co.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/20/2018	3,515	54
Receive	The Southern Co.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	10,104	157
Receive	The Southern Co.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	17,572	274
Receive	The Southern Co.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	162,541	2,530
Receive	The Southern Co.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	38,220	595
Receive	The Southern Co.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	109,386	1,703
Receive	The Southern Co.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	28,553	445
Receive	The Southern Co.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	79,074	1,231
Receive	The Southern Co.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	8,954	(22)
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/18/2018	91,182	2,530
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/19/2018	1,737	48
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	09/20/2018	2,605	72
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	10/17/2018	6,947	194
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	11/19/2018	13,026	361
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	12/19/2018	112,457	3,120
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	01/17/2019	26,487	737
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	02/20/2019	68,170	1,892
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	03/19/2019	19,539	542
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	04/17/2019	52,104	1,446
Receive	UGI Corp.	1 month LIBOR + 90 basis points	Monthly	BNP Paribas Prime Brokerage, Inc.	05/17/2019	4,433	9
						$ 6,257,009	$ (120,965)

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $8,760 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)				March 31, 2018

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
 • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of March 31, 2018 is as follows:

			Level 2	Level 3
	Total Value at 03/31/2018	Level 1 Quoted Price	Significant Observable Inputs	Significant Unobservable Inputs
ASSETS
Master Limited Partnerships	$30,338,482	$30,338,482	$–	$–
United States Common Stock	25,576,490	25,576,490	–	–
Canadian Common Stock	6,433,151	6,433,151	–	–
Hong Kong Common Stock	1,686,115	720,019	966,096	–
United States Treasury Obligations	48,930,874	–	48,930,874	–
Short Term Investments	1,212,072	1,212,072	–	–
Restricted Cash	1,465,000	–	–	–
Other Financial Instruments*
Equity Contracts - Swaps	71,226	–	71,226	–
Total	$115,713,410	$64,280,214	$49,968,196	$–
LIABILITIES
Other Financial Instruments*
Equity Contracts - Swaps	(192,191)	–	(192,191)	–
Interest Rate Contracts - Securities Sold Short	(48,876,460)	–	(48,876,460)	–
Total	$(49,068,651)	$–	$(49,068,651)	$–

*Other Financial Instruments are not reflected in the Schedule of Investments, such as swaps which are reflected at the unrealized appreciation (depreciation) on the instrument, while the securities sold short are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Levels 1, 2 or 3 during the three months ended March 31, 2018. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or counterparties as collateral for the Fund’s derivatives as shown on the Schedule of Investments. Segregated cash collateral is recorded at its carrying amount which represents fair value.

Short Sales of Securities: The Fund is engaging in short sales of U.S. Treasury securities in order to hedge the Fund’s exposure to increases in interest rates. The Fund may also engage in short sale transactions of equity and other fixed-income securities for investment, speculative, and hedging purposes. To effect such a transaction, the Fund must borrow the security it sells short (such as a U.S. Treasury security) to make delivery of that security to the buyer. The Fund is then obligated to replace, or cover, the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the lender, to the extent necessary to meet the margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund's maximum bond price risk under a short bond arrangement is theoretically unlimited. The Fund generally will realize a gain if the price of the security declines in price between those dates.

Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at March 31, 2018 by primary risk exposure:
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Swaps	Appreciation on swaps	$ 71,226	Depreciation on swaps	$ 192,191
Total		$ 71,226		$ 192,191

Futures Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is long is an amount equal to the notional amount of the related contracts. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is short is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency. For the three months ended March 31, 2018 the Fund did not transact in futures contracts.

Currency Hedging Transactions: The Fund may engage in certain transactions intended to hedge the Fund’s exposure to currency risks, including without limitation buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can be expensive and have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. The Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse. Gain or loss is recognized when the equity swap position is sold or when the contract resets.

The Fund’s maximum equity price risk to meet its future payments under long swap agreements outstanding as of March 31, 2018 is equal to the total notional amount as shown on the Schedule of Investments. The Fund’s maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the three months ended March 31, 2018, the average volume of long Total Return Equity Swaps was $5,903,061 based on the quarterly notional amount. For the three months ended March 31, 2018, the Fund did not transact in short Total Return Equity Swaps. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction or latest contract reset date.

For more information on significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d- 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                                                            EIP Investment Trust

By (Signature and Title)  /s/ James Murchie
   James Murchie, Principal Executive Officer/President

Date                                                                       05/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James Murchie
  James Murchie, Principal Executive Officer/President

Date                                                                  05/21/2018

By (Signature and Title)  /s/ Linda Longville
  Linda Longville, Treasurer and Principal Financial and Accounting Officer

Date                                                                05/21/2018